Share-Based Compensation - Additional Information (Detail)	1 Months Ended					6 Months Ended	12 Months Ended							1 Months Ended											12 Months Ended
	Nov. 30, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Dec. 31, 2012	Jul. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2008	Sep. 30, 2013 Batch 1 [Member]	Sep. 30, 2013 Batch 2 [Member]	Sep. 30, 2013 Scenario 1 [Member] USD ($)	Sep. 30, 2013 Scenario 2 [Member] USD ($)	Sep. 30, 2013 Batch 3 [Member]	Sep. 30, 2013 Scenario [Member] USD ($)	Sep. 30, 2013 Before Modification [Member] USD ($)	Sep. 30, 2013 After Modification [Member] USD ($)	Jun. 30, 2013 2006 Share Incentive Plan [Member] USD ($)	Dec. 31, 2011 2006 Share Incentive Plan [Member]	Jun. 30, 2006 2006 Share Incentive Plan [Member]	Dec. 31, 2013 2006 Share Incentive Plan [Member] CNY	Dec. 31, 2012 2006 Share Incentive Plan [Member] USD ($)	Dec. 31, 2011 2006 Share Incentive Plan [Member] USD ($)	Oct. 31, 2013 2006 Share Incentive Plan [Member]	Oct. 31, 2013 2010 Share Incentive Plan [Member]	Jun. 30, 2010 2010 Share Incentive Plan [Member]	Oct. 31, 2013 2013 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares authorized to issued under stock-based awards																								11,507,900				5,224,126	5,373,659	13,196,337	4,243,070
Share incentive plan expiration period																								10 years
Number of ordinary shares granted under stock options plan	35,000	1,677,500	3,372,300	305,878	75,675	1,249,893	21,620,012	21,620,012	381,553	381,553	2,084,180	2,084,180		2,831,374	13,266,202			163,536				274,100	834,287
Exercisability and exercise price of the options																							(a) In the event that the post-IPO valuation of the Company is not less than US$1 billion, the exercise price shall be US$1.8 per share. (b) In the event that the post-IPO valuation of the Company is less than US$1 billion, the exercise price shall be half of the public offering price per share of the Company.
Percentage of options vesting on the first anniversary	30.00%																						50.00%
Percentage of options vesting on the second anniversary	30.00%																						30.00%
Percentage of options vesting on the third anniversary	40.00%																						20.00%
Number of share options vested upon an IPO																						667,430
Compensation expense							$ 2,944,075	17,822,544		426,083		291,894													3,761,265	$ 0	$ 0
Share options granted description		In September 2013, 1,677,500 share options were granted to certain employees. 25% of the options vest on the third anniversary of the grant date with the remaining 75% to be vested evenly over the following three years, provided further, that if the Company completes its IPO before December 31, 2013, each of the above vesting dates shall be automatically accelerated by six months.	In June 2013, 3,372,300 share options were granted to certain employees with 25% vesting on the third anniversary of the grant date and the remaining 75% to be vested evenly over the following three years, provided further, that if the Company completes its IPO before December 31, 2013, each of the above vesting dates shall be automatically accelerated by six months.	In December 2012, 305,878 share options were granted to the Company's employees with 25% vesting on the third anniversary of the grant date and the remaining vesting evenly over the following 3 years.	In July 2012, 75,675 share options were granted to the Company's employees with 25% vesting on the third anniversary of the grant date and the remaining 75% vesting evenly over the following 36 months.	In July and December 2011, total of 1,249,893 share options were granted to the Company's employees with 25% or 40% vesting on the second or third anniversary of the grant date and the remaining 60% or 75% vesting evenly over the following 29 months or 36 months.								The rights are exercisable at the earlier of (i) the Company’s IPO, or (ii) the first anniversary of the grant date. 25% of the ordinary shares obtained upon exercise shall become transferrable on each of the first, second, third and fourth anniversary of the grant date. In the event that the officer terminates the employment with the Company, any ordinary shares that are not transferrable will be forfeited, and the Company will repurchase these ordinary shares at the purchase price the officer paid.	The rights are exercisable at the earlier of (i) the Company’s IPO, or (ii) the first anniversary of the grant date. 25% of the ordinary shares obtained upon exercise shall become transferrable on each of the first, second, third and fourth anniversary of the grant date. In the event that the officer terminates the employment with the Company, any ordinary shares that are not transferrable will be forfeited, and the Company will repurchase these ordinary shares at the purchase price the officer paid.			The options vest upon the Company’s IPO, subject to meeting certain terms and conditions.				25% of these share options will vest at the anniversary of the closing date of IPO ("vesting commencement date") and 25% of these share options will vest each year thereafter on the same day of the month as the vesting commencement date.
Exercise price of share options granted	$ 1.87	$ 0.8826	$ 0.8826				$ 0.82		$ 1.90		$ 1.31					$ 0.28	$ 0.8826		$ 0.8826	$ 0.02	$ 0.0001	$ 0.0001
Number of Shares, Exercised		3,452,400					3,452,400	3,452,400					575,300
Incremental fair value of vested options								426,887
Restricted shares granted	34,759
Income tax benefit recognized on stock options							0	0	0	0	0	0
Unrecognized compensation costs related to unvested share options								143,277,755
Weighted-average vesting period							3 years 7 months 6 days	3 years 7 months 6 days